Sales revenues (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Sales revenues	$ 21,037	$ 23,467	$ 42,110	$ 47,235
Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	12,676	13,781	25,572	27,794
Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	15,147	16,436	30,739	33,546
Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	5,890	7,031	11,371	13,689
Diesel [Member] | Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	6,183	6,979	12,753	14,055
Gasoline [Member] | Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	3,073	3,073	6,037	6,278
Liquefied Petroleum Gas [Member] | Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	884	793	1,617	1,551
Jet Fuel [Member] | Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	1,009	1,147	2,132	2,331
Naphtha [Member] | Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	425	483	835	910
Fuel Oi Iincluding Bunker Fuel [Member] | Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	132	233	297	577
Fuel Oi Iincluding Bunker Fuel [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	1,093	1,126	2,277	2,448
Other Oil Products [Member] | Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	970	1,073	1,901	2,092
Other Oil Products [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	135	457	510	622
Natural Gas [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	973	1,136	1,858	2,458
Crude Oil [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	1,073	1,049	2,478	2,278
Crude Oil [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	4,452	5,163	8,262	10,074
Renewables And Nitrogen Products [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	41	43	94	74
Breakage [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	54	121	102	261
Electricities [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	148	104	287	232
Services Agency And Others [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	182	202	348	449
Exports [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	5,680	6,746	11,049	13,144
Sales Abroad [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	$ 210	$ 285	$ 322	$ 545